Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		$ (2,136)	$ 40,781
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(1)	(1)
Disposal of subsidiaries, associates and intangible assets	[1]	437	14
Purchase of property, equipment and software		(896)	(831)
Disposal of property, equipment and software		264	6
Purchase of financial assets measured at fair value through other comprehensive income		(1,950)	(4,132)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		2,324	1,944
Net (purchase) / redemption of debt securities measured at amortized cost		116	(4,817)
Net cash flow from / (used in) investing activities		295	(7,817)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		(3,877)	14,912
Distributions paid on UBS shares		(1,301)	(1,308)
Repayment of lease liabilities		(284)	(273)
Issuance of debt designated at fair value and long-term debt measured at amortized cost		63,501	46,059
Repayment of debt designated at fair value and long-term debt measured at amortized cost		(45,274)	(46,137)
Net changes in non-controlling interests		(4)	(4)
Net cash flow from / (used in) financing activities		10,795	12,368
Total cash flow
Cash and cash equivalents at the beginning of the period		173,531	119,873
Net cash flow from / (used in) operating, investing and financing activities		8,954	45,332
Effects of exchange rate differences on cash and cash equivalents		(5,390)	1,563
Cash and cash equivalents at the end of the period	[2]	177,095	166,768
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[3]	160,541	149,430
of which: loans and advances to banks		15,125	14,428
of which: money market paper		1,428	2,911
Restricted cash and cash equivalents		$ 3,432	$ 5,393

[1]	Includes cash proceeds from the sale of UBS’s minority investment in Clearstream Fund Centre for the period ended 30 June 2021, and dividends received from associates in both periods. Refer to the “Recent developments” section of this report for more information
[2]	USD 3,432 million and USD 5,393 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2021 and 30 June 2020, respectively. Refer to “Note 23 Restricted and transferred financial assets” in the “Consolidated financial statements” section of the Annual Report 2020 for more information.
[3]	Includes only balances with an original maturity of three months or less.